Consolidated balance sheet - USD ($) $ in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017
Non-current assets
Intangible assets, net	$ 24,562	$ 24,502	$ 14,587	$ 14,119
Property, plant and equipment, net	114,047	116,181	109,397	112,659
Equity affiliates: investments and loans	22,443	22,332	22,103	21,705
Other investments	1,396	1,710	1,727	1,483
Non-current financial assets	967	1,154	679	558
Deferred income taxes	5,348	5,519	5,206	4,981
Other non-current assets	3,384	3,633	3,984	4,411
Total non-current assets	172,147	175,031	157,683	159,916
Current assets
Inventories, net	18,392	17,006	16,520	14,273
Accounts receivable, net	16,974	17,774	14,893	12,923
Other current assets	14,408	14,824	14,210	14,034
Current financial assets	3,609	2,289	3,393	3,618
Cash and cash equivalents	26,475	30,092	33,185	28,720
Assets classified as held for sale			2,747	421
Total current assets	79,858	81,985	84,948	73,989
Total assets	252,005	257,016	242,631	233,905
Shareholders' equity
Common shares	8,305	8,207	7,882	7,797
Paid-in surplus and retained earnings	121,896	120,559	112,040	110,305
Currency translation adjustment	(9,764)	(6,413)	(7,908)	(10,314)
Treasury shares	(2,462)	(1,166)	(458)	(600)
Total shareholders' equity - Group share	117,975	121,187	111,556	107,188
Non-controlling interests	2,288	2,499	2,481	2,772
Total shareholders' equity	120,263	123,686	114,037	109,960
Non-current liabilities
Deferred income taxes	11,969	11,943	10,828	10,920
Employee benefits	3,329	3,796	3,735	4,127
Provisions and other non-current liabilities	18,807	19,268	15,986	16,924
Non-current financial debt	38,362	40,257	41,340	41,548
Total non-current liabilities	72,467	75,264	71,889	73,519
Current liabilities
Accounts payable	25,021	24,836	26,479	21,914
Other creditors and accrued liabilities	17,792	17,952	17,779	14,862
Current borrowings	15,659	14,909	11,096	13,070
Other current financial liabilities	803	369	245	241
Liabilities directly associated with the assets classified as held for sale			1,106	339
Total current liabilities	59,275	58,066	56,705	50,426
Total liabilities & shareholders' equity	$ 252,005	$ 257,016	$ 242,631	$ 233,905